EVENTS AFTER THE REPORTING PERIOD (Details - Business Combinations, University of Antelope Valley) £ in Millions, $ in Millions	Mar. 24, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 21, 2021 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 GBP (£)
Disclosure of non-adjusting events after reporting period [line items]
Purchase consideration				$ 4.7	£ 3.6
University of Antelope Valley
Disclosure of non-adjusting events after reporting period [line items]
Percentage of shares acquired			100.00%
Purchase consideration			$ 30.0
Consideration made up of shares	$ 6.0		6.0
Cash payments to acquire business	6.5		$ 24.0
Liabilities incurred	$ 17.5
Business Combinations | University of Antelope Valley
Disclosure of non-adjusting events after reporting period [line items]
Shares transferred as consideration		1.0
Consideration made up of shares		$ 6.0
Cash payments to acquire business		$ 7.0